Expense Example, No Redemption (Vanguard Wellington Fund Retail)	Vanguard Wellington Fund Vanguard Wellington Fund - Investor Shares 12/1/2013 - 11/30/2014 USD ($)	Vanguard Wellington Fund Vanguard Wellington Fund - Admiral Shares 12/1/2013 - 11/30/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	27	18
3 YEAR	84	58
5 YEAR	146	101
10 YEAR	331	230